CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2018
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

5.	CASH AND CASH EQUIVALENTS

	Note	2018 US$000	2017 US$000	2016 US$000

Cash at bank and on hand		22,623	34,802	303
Deposits at call		-	-	-
		22,623	34,802	303

(a) Reconciliation of loss before income tax to net cash flows from operations

Net loss for the year		(7,115)	(5,955)	(4,481)
Adjustment for non-cash income and expense items:
Depreciation of plant and equipment	7	13	21	30
Impairment of exploration and evaluation assets	8	-	520	-
Loss on disposal of plant and equipment	2	-	-	28
Provision for employee entitlements		5	17	(1)
Share based payment expense	20	2,298	674	507
Net foreign exchange differences		(56)	251	-
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables		187	(667)	90
Increase/(decrease) in trade and other payables		536	149	(11)
Net cash outflow from operating activities		(4,132)	(4,990)	(3,838)